Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Document Accounting Standard			U.S. GAAP
Write offs of trade accounts receivable			$ 0		$ 3,218,000
Allowance for doubtful accounts			0
Allowance for insurance claims			$ 0	$ 0
Depreciation method			straight-line
Scrap value per light weight ton		$ 390
Change in Accounting Estimate, Description			Management’s estimate was based on the average demolition prices prevailing in the market during the last four years for which historical data were available. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections”
Decrease in net loss			$ (151,401,000)	24,002,000	15,126,000
Depreciation			126,821,000	127,278,000	128,783,000
Impairment charge			86,368,000	0	18,661,000
Voyage revenues			546,120,000	644,135,000	597,452,000
Accounts Receivable, after Allowance for Credit Loss, Current			30,622,000	25,273,000
Costs amortized of fulfill contracts			$ 5,466,000
Segment Reporting Information, Description of Products and Services			two LNG carriers
Voyage charters and contracts of affreightment [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues			$ 255,017,000	259,015,000	215,197,000
Accounts Receivable, after Allowance for Credit Loss, Current			23,160,000	21,268,000
Time, bareboat and pooling charter arrangements [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues			$ 291,103,000	$ 385,120,000	$ 382,255,000
Crude and product oil carriers [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets			25 years
LNG carriers [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets			40 years
Change in Accounting Method Accounted for as Change in Estimate [Member]
Property, Plant and Equipment [Line Items]
Decrease in net loss			$ 746,000
Per weighted average number of shares, basic and diluted			$ 0.04
Depreciation			$ 3,000,000
Effective October 1, 2021 [Member]
Property, Plant and Equipment [Line Items]
Scrap value per light weight ton			$ 430
During the first fifteen years of the vessels' life [Member] | Dry-docking costs and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			five years
Within the remaining useful life of the vessel [Member] | Dry-docking costs and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			two and a half years
Reverse Stock Split [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-5
Fractional shares cashed out	33.2